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TIFF Multi-Asset Fund
TIFF Multi-Asset Fund

TIFF Investment Program (“TIP”)

Supplement dated October 1, 2020

to the TIP Prospectus dated April 29, 2020, as Supplemented October 1, 2020

This supplement provides new and additional information to the TIP prospectus dated April 29, 2020, as supplemented October 1, 2020.

The following table replaces the Fees and Expenses of the Fund table and Example on page 1 of the prospectus and the TIFF Multi-Asset Fund summary prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in the prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Multi-Asset Fund TIFF Multi-Asset Fund
Entry Fees on Purchases (as a percentage of amount invested)	0.35%
Redemption Fees (as a percentage of amount redeemed)	0.35%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	TIFF Multi-Asset Fund TIFF Multi-Asset Fund
Management Fees	0.59%
Other Expenses	0.41%
Other Expenses	0.19%
Expenses for Securities Sold Short	0.22%
Acquired Fund Fees and Expenses	0.61%
Total Annual Fund Operating Expenses	1.61%	[1]
[1]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | USD ($)	234	580	949	1,988

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | USD ($)	198	541	908	1,939

* * * * * * * * * * * * Please keep this supplement for future reference.